SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Related Parties	$ 777,373	$ 707,462	$ 593,466
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Related Parties	689,814	614,903	518,170
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Related Parties	$ 87,559	$ 92,559	$ 75,296